Summary of Significant Accounting Policies - Schedule of Other Operating Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Other Operating Expenses are Reviewed in Aggregate [Abstract]
Revenues	$ 59,718,187	$ 46,654,147
Cost of revenues	(51,395,500)	(39,792,626)
Promotion and advertising expenses	(1,396,906)	(1,680,665)
Other operating expenses	(5,282,758)	(3,686,664)
Total other expenses, net	(227,036)	(124,382)
Income tax expenses	(452,285)	(1,537,266)
Net (loss) income from continuing operations	$ 963,702	$ (167,456)